Description of Business and Significant Accounting Policies Remaining Performance Obligations (Details) $ in Billions	Dec. 31, 2018 USD ($)
Remaining Performance Obligations [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 3.2